SCUDDER
                                                                     INVESTMENTS


Tax-Exempt Portfolio


Scudder Tax-Exempt Cash
Institutional Shares

Fund #148


Tax-Exempt Cash
Managed Shares

Fund #248



Annual Report
April 30, 2001


The portfolio seeks to provide maximum current income that is exempt from Federal income taxes to the extent consistent with stability of capital.


Principal Underwriter
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606


This report is not to be distributed unless preceded or accompanied by a Tax-Exempt Portfolio prospectus.

Dear Shareholder:

We appreciate your decision to invest in Scudder Institutional Funds. To provide you with an update of holdings, on the following pages you'll find the Tax-Exempt Portfolio's annual report for the year ended April 30, 2001. Also included are financial highlights for the following share classes:

           o  Institutional Shares

           o  Managed Shares

Briefly, for the year ended April 30, 2001 the portfolio registered solid performance and achieved its stated objective of providing maximum current income exempt from Federal income tax, while maintaining stability of principal. There is no assurance that the fund will continue to meet its objective.

Economic Review and Outlook

The past couple of months witnessed growing evidence of an economic slowdown and poorly performing capital markets. Rates were lowered by 200 basis points and a bias to lower rates remains in place. The Federal Reserve reacted aggressively to stem the downturn and foster a quick return to more robust growth. On April 18, 2001, a surprising inter-meeting move, the Federal Reserve (Fed) cut rates by 50 basis points. This occurred despite more favorable industrial production data and steady consumer spending in the last couple of months. The new goal is apparently not only to stop the economic downturn, but also to promote a quick return to more robust growth. The main targets to be maintained and strengthened are capital investments and consumer confidence. In reaction, the yield curve out to one year flattened, and long-term rates actually rose because of the perception that the Fed was perhaps being too supportive. Presently, the yield curve indicates the path toward easing is ending because of the high likelihood of an economic rebound later in the year.

Throughout the period, our bias was to lengthen because of the likelihood of lower rates. Nevertheless, we had to walk a fine line between lengthening versus relinquishing the higher returns for shorter maturities. As a consequence, we selectively lengthened and generally held average life at midpoint of constructive range given the liquidity requirements of the fund. We also focused heavily on credit quality because of the negative impact an economic slowdown can have on the financial strength of issuers.

The end of the economic slowdown can appear to be elusive, but from our vantage point, the worst of the economic downturn has occurred and the economy is now in the process of stabilizing. The Fed's actions have been aggressive and will be effective. Moreover, the stock market is giving signs of life. Prospects are considerably brighter. In the interim, we still favor opportunistic lengthening because rates may be adjusted moderately lower.


Portfolio Performance

As of April 30, 2001

--------------------------------------------------------------------------------

                                                                7-Day
                                                            Current Yield
--------------------------------------------------------------------------------
Tax-Exempt Cash Institutional Shares                           3.80%
--------------------------------------------------------------------------------
Tax-Exempt Cash Managed Shares                                 3.42%
--------------------------------------------------------------------------------
  Inception was on 11/17/99
--------------------------------------------------------------------------------
   To find out current yield information, contact your financial services firm from which you obtained the prospectus. Yields are historical, may fluctuate, and do not guarantee future performance. Net yields are the sum of the daily dividend rates for the period.
--------------------------------------------------------------------------------

Thank you for your investment. We look forward to serving your investment needs for years to come.

/s/ Frank J. Rachwalski

Frank J. Rachwalski
Vice President and Lead Portfolio Manager

May 24, 2001

Frank Rachwalski is a Managing Director of Zurich Scudder Investments, Inc. and is Vice President and Lead Portfolio Manager of all Zurich Scudder Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Notes

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

   Portfolio of Investments at April 30, 2001

                                                                                           Principal
                                                                                           Amount ($)    Value ($)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Portfolio
---------------------------------------------------------------------------------------------------------------------
Variable Rate Demand Securities*-- 58.1%
---------------------------------------------------------------------------------------------------------------------
Alabama

Birmingham,

   Special Care Facilities Financing Authority, 4.35%                                      21,500,000     21,500,000
---------------------------------------------------------------------------------------------------------------------
Mobile,

   Ascension, 4.35%                                                                        10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Arizona

Pima County,

   Industrial Development Authority Revenue, 4.50%                                            300,000        300,000
---------------------------------------------------------------------------------------------------------------------
California

Los Angeles,

   Harbor Improvement Corp., 4.50%                                                          6,400,000      6,400,000
---------------------------------------------------------------------------------------------------------------------
Colorado

Denver City and County,

   Special Facilities Airport Revenue, 4.10%                                               16,000,000     16,000,000
---------------------------------------------------------------------------------------------------------------------

Health Facilities Authority,

   Bethesda Living Center Project, 4.30%                                                    5,965,000      5,965,000
---------------------------------------------------------------------------------------------------------------------
Health Facilities Authority,

   Frasier Meadows Manor Project, 4.33%                                                    12,655,000     12,655,000
---------------------------------------------------------------------------------------------------------------------
Mullen,

   Educational Facilities Authority, 4.40%                                                  4,125,000      4,125,000
---------------------------------------------------------------------------------------------------------------------
Student Obligation Bond Authority, 4.30%                                                   11,900,000     11,900,000
---------------------------------------------------------------------------------------------------------------------
District of Columbia

General Obligations, 4.60%                                                                  4,400,000      4,400,000
---------------------------------------------------------------------------------------------------------------------
The Washington Home, Inc., 4.30%                                                            6,855,000      6,855,000
---------------------------------------------------------------------------------------------------------------------
Florida

Indian River County,

   Hospital Revenue, 4.10%                                                                 10,500,000     10,500,000
---------------------------------------------------------------------------------------------------------------------
Orange County,

   Health Facilities Authority, 4.30%                                                       3,400,000      3,400,000
---------------------------------------------------------------------------------------------------------------------
Putnam County,

   Development Authority, 4.05%                                                             4,700,000      4,700,000
---------------------------------------------------------------------------------------------------------------------
University of Northern Florida, 4.05%                                                      15,400,000     15,400,000



    The accompanying notes are an integral part of the financial statements.


                                       2

                                                                                          Principal
                                                                                           Amount ($)    Value ($)
---------------------------------------------------------------------------------------------------------------------
Georgia

Fayette County,

   Educational Facilities Authority, 4.30%                                                  6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Gainesville-Riverside,

   Redevelopment Authority Revenue, 4.30%                                                  19,000,000     19,000,000
---------------------------------------------------------------------------------------------------------------------
Laurens County,

   Development Revenue, 4.35%                                                               4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Willacoochie,

   Development Authority, Pollution Control Revenue, 4.35%                                  6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Idaho

Power County,

   FMC Corp. Project, 4.41%                                                                 7,000,000      7,000,000
---------------------------------------------------------------------------------------------------------------------
Illinois

Campagna,

   Development Finance Authority, 4.55%                                                     6,670,000      6,670,000
---------------------------------------------------------------------------------------------------------------------
Carol Stream,

   Industrial Project Revenue, 4.40%                                                        1,905,000      1,905,000
---------------------------------------------------------------------------------------------------------------------
Des Plaines,

   Industrial Development Revenue, 4.55%                                                    3,835,000      3,835,000
---------------------------------------------------------------------------------------------------------------------
DuPage County,

   Benet Academy Building Revenue, 4.42%                                                    8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Elgin,

   Judson College Project, 4.40%                                                            2,920,000      2,920,000
---------------------------------------------------------------------------------------------------------------------
Franklin Park,

   Industrial Development Authority, 4.40%                                                  5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Niles,

   Notre Dame High School Project, 4.34%                                                    6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Rockford-Fastener,

   Industrial Project Revenue, 4.70%                                                        2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Indiana

Columbia City, 4.40%                                                                        3,700,000      3,700,000
---------------------------------------------------------------------------------------------------------------------
Development Finance Authority,

   Enterprise Center V Project, 4.54%                                                       5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Fort Wayne,

   Pollution Control Revenue, 4.25%                                                         6,000,000      6,000,000

    The accompanying notes are an integral part of the financial statements.


                                       3

                                                                                          Principal
                                                                                           Amount ($)    Value ($)
---------------------------------------------------------------------------------------------------------------------
Health Facilities Financing Authority, 4.35%                                                6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Rockport,

   Pollution Control Revenue, 4.05%                                                         5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Kentucky

Boone County,

   Pollution Control Revenue, 3.65%                                                         8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Campbellsville-Taylor County,

   Industrial Development Authority, 4.45%                                                  3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Economic Development Finance Authority,

   Easter Seal Society Project, 4.40%                                                       9,000,000      9,000,000
---------------------------------------------------------------------------------------------------------------------
Lexington-Fayette Urban County,

   Industrial Development Revenue, 4.40%                                                    7,600,000      7,600,000
---------------------------------------------------------------------------------------------------------------------
Mason County,

   East Kentucky Power Co-op, 4.05%                                                        13,590,000     13,590,000
---------------------------------------------------------------------------------------------------------------------
Mayfield,

   Multi-City Lease Revenue, 4.10%                                                          3,060,000      3,060,000
---------------------------------------------------------------------------------------------------------------------
Louisiana

Public Facilities Authority,

   Revenue, 4.40%                                                                           6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Michigan

Delta County,

   Economic Development Corp., 4.45%                                                        2,200,000      2,200,000
---------------------------------------------------------------------------------------------------------------------
Strategic Fund,

   Limited Obligation Revenue, 4.55%                                                        5,700,000      5,700,000
---------------------------------------------------------------------------------------------------------------------
Strategic Fund,

   Pollution Control Revenue, 4.30%                                                         5,300,000      5,300,000
---------------------------------------------------------------------------------------------------------------------
University of Michigan,

   Hospital Revenue, 4.40%                                                                  6,050,000      6,050,000
---------------------------------------------------------------------------------------------------------------------
Missouri

Environment Improvement & Energy, 4.05%                                                     1,885,000      1,885,000
---------------------------------------------------------------------------------------------------------------------
Higher Education Loan Authority, 4.30%                                                      4,200,000      4,200,000
---------------------------------------------------------------------------------------------------------------------
St. Louis,

   Development Financial Authority, 4.43%                                                   5,000,000      5,000,000


    The accompanying notes are an integral part of the financial statements.


                                       4


                                                                                          Principal
                                                                                           Amount ($)    Value ($)
---------------------------------------------------------------------------------------------------------------------
Nebraska

York,

   Industrial Development Revenue, 4.45%                                                    5,600,000      5,600,000
---------------------------------------------------------------------------------------------------------------------
New Hampshire

Business Finance Authority, 4.35%                                                          11,000,000     11,000,000
---------------------------------------------------------------------------------------------------------------------
Ohio

Athens County,

   Port Authority, 4.30%                                                                    6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Hancock County,

   Multi-Family Housing, 4.43%                                                              6,125,000      6,125,000
---------------------------------------------------------------------------------------------------------------------
Higher Education Facilities Commission, 4.40%                                              12,000,000     12,000,000
---------------------------------------------------------------------------------------------------------------------
Medina County,

   Health Care Facilities Revenue, 4.33%                                                    4,415,000      4,415,000
---------------------------------------------------------------------------------------------------------------------
Stark County,

   Port Authority, 4.40%                                                                    5,100,000      5,100,000
---------------------------------------------------------------------------------------------------------------------
Oklahoma

Blaine County,

   Industrial Development Authority, 4.35%                                                  5,200,000      5,200,000
---------------------------------------------------------------------------------------------------------------------
Oregon

Clackamas County,

   Hospital Revenue, 4.40%                                                                  8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Economic Development Revenue, 4.35%                                                         3,650,000      3,650,000
---------------------------------------------------------------------------------------------------------------------
Pennsylvania

Dauphin County,

   General Authority, 4.39%                                                                18,710,000     18,710,000
---------------------------------------------------------------------------------------------------------------------
Emmaus,

   General Authority Revenue, 4.39%                                                        17,300,000     17,300,000
---------------------------------------------------------------------------------------------------------------------
Higher Education Assistance Agency,

   Student Loan Revenue, 4.45%                                                              6,500,000      6,500,000
---------------------------------------------------------------------------------------------------------------------
Lancaster County,

   Hospital Revenue, 4.39%                                                                  4,145,000      4,145,000
---------------------------------------------------------------------------------------------------------------------
Lehigh County,

   Industrial Development Authority, 3.60%                                                  4,600,000      4,600,000
---------------------------------------------------------------------------------------------------------------------
Parkland School District,

   Public School Building Authority, 4.39%                                                  5,795,000      5,795,000



    The accompanying notes are an integral part of the financial statements.



                                       5


                                                                                          Principal
                                                                                           Amount ($)    Value ($)
---------------------------------------------------------------------------------------------------------------------
South Carolina

Public Service Authority, 4.26%                                                             2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Tennessee

Marion County,

   Industrial and Environmental Development Board, 4.35%                                    8,500,000      8,500,000
---------------------------------------------------------------------------------------------------------------------
Maury County,

   Saturn Corporation Project, 4.25%                                                        4,500,000      4,500,000
---------------------------------------------------------------------------------------------------------------------
Texas

Brazos River Authority,

   Pollution Control Revenue, 4.55%                                                         3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Mesquite,

   Health Facilities Development, 4.30%                                                     8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
North Central Texas,

   Health Facilities Development, 4.35%                                                     8,640,000      8,640,000
---------------------------------------------------------------------------------------------------------------------
Sabine River Authority,

   Pollution Control Revenue, 4.50%                                                         3,800,000      3,800,000
---------------------------------------------------------------------------------------------------------------------
San Antonio,

   Industrial Development Authority, 4.35%                                                  5,400,000      5,400,000
---------------------------------------------------------------------------------------------------------------------
Texas Small Business Industry Development Corp.,

   Industrial Development Revenue, 4.05%                                                   18,845,000     18,845,000
---------------------------------------------------------------------------------------------------------------------
Trinity River Authority,

   Pollution Control Revenue, 4.35%                                                         3,900,000      3,900,000
---------------------------------------------------------------------------------------------------------------------
Vermont

Industrial Development Authority, 4.25%                                                     2,135,000      2,135,000
---------------------------------------------------------------------------------------------------------------------
Student Association Corp,

   Student Loan Revenue, 3.65%                                                             12,090,000     12,090,000
---------------------------------------------------------------------------------------------------------------------
Virginia

Loudoun County,

   Industrial Development Authority, 4.45%                                                  2,640,000      2,640,000
---------------------------------------------------------------------------------------------------------------------
Washington

Health Care Facilities Revenue, 4.22%                                                       4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Wisconsin

Eau Claire,

   Solid Waste Disposal Revenue, 4.40%                                                      5,800,000      5,800,000

    The accompanying notes are an integral part of the financial statements.


                                       6

                                                                                          Principal
                                                                                           Amount ($)    Value ($)
---------------------------------------------------------------------------------------------------------------------
Merrill,

   Industrial Development Revenue, 4.40%                                                    3,345,000      3,345,000
---------------------------------------------------------------------------------------------------------------------
Park Falls,

   Industrial Development Revenue, 4.55%                                                    3,500,000      3,500,000
---------------------------------------------------------------------------------------------------------------------
Pewaukee,

   Industrial Development Revenue, 4.55%                                                    2,780,000      2,780,000
---------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $545,730,000)                                                545,730,000
---------------------------------------------------------------------------------------------------------------------

Other Securities-- 41.9%
---------------------------------------------------------------------------------------------------------------------
Alaska

City of Valdez,

   ARCO, 3.10%-3.20%, 8/13/2001-9/13/2001                                                  28,400,000     28,400,000
---------------------------------------------------------------------------------------------------------------------
Arizona

Salt River Project,

   Agricultural Improvement and Power District,

   3.15%-3.20%, 8/13/2001-9/10/2001                                                        23,600,000     23,600,000
---------------------------------------------------------------------------------------------------------------------
Colorado

Platte River,

   Power Authority, 3.20%-3.35%, 7/18/2001-8/23/2001                                       10,400,000     10,400,000
---------------------------------------------------------------------------------------------------------------------
Florida

Jacksonville,

   Electric Authority, 3.15%, 9/14/2001                                                     8,500,000      8,500,000
---------------------------------------------------------------------------------------------------------------------
Orlando,

   Capital Improvements, 3.35%, 8/9/2001                                                    5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Pinellas County,

   Educational Facilities, 4.00%-4.10%, 5/17/2001-5/22/2001                                12,400,000     12,400,000
---------------------------------------------------------------------------------------------------------------------
Sarasota County ,

   Hospital Revenue, 3.20%-3.65%, 6/11/2001-7/12/2001                                      19,300,000     19,300,000
---------------------------------------------------------------------------------------------------------------------
Georgia

Municipal Electric Authority, 3.15%, 9/13/2001                                             10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Indiana

Indianapolis,

   Thermal Energy System, 5.00%, 5/1/2001                                                   7,000,000      7,000,000
---------------------------------------------------------------------------------------------------------------------
Sullivan Hoosier, 3.20%, 7/11/2001                                                          5,200,000      5,200,000


    The accompanying notes are an integral part of the financial statements.

                                       7

                                                                                          Principal
                                                                                           Amount ($)    Value ($)
---------------------------------------------------------------------------------------------------------------------
Kentucky

Danville,

   Multi-County Lease Revenue, 3.45%, 6/13/2001-6/18/2001                                  17,200,000     17,200,000
---------------------------------------------------------------------------------------------------------------------
Pendleton County,

   Multi-County Lease Revenue, 3.25%, 8/10/2001-9/11/2001                                  20,045,000     20,045,000
---------------------------------------------------------------------------------------------------------------------
Louisiana

Industrial District of West Baton Rouge,

   Pollution Control Revenue, 3.30%-3.35%, 7/19/2001-7/26/2001                             12,150,000     12,150,000
---------------------------------------------------------------------------------------------------------------------
Maryland

Anne Arundel County,

   Port Facilities Revenue, 3.50%-3.70%, 6/1/2001                                          11,000,000     11,000,000
---------------------------------------------------------------------------------------------------------------------
Michigan

Strategic Fund,

   Continental Aluminum Project, 3.30%-3.35%, 7/12/2001-7/19/2001                          13,120,000     13,120,000
---------------------------------------------------------------------------------------------------------------------
Mississippi

Claiborne County,

   Pollution Control Revenue, 3.25%, 9/14/2001                                              1,545,000      1,545,000
---------------------------------------------------------------------------------------------------------------------
Nebraska

Public Power District, 4.50%, 5/1/2001                                                      6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Ohio

Water Development, 3.20%, 8/10/2001-9/12/2001                                               8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
South Carolina

Public Service Authority, 3.30%, 7/16/2001                                                  9,000,000      9,000,000
---------------------------------------------------------------------------------------------------------------------
Texas

Austin,

   Utility System, 3.50%, 5/30/2001                                                         7,000,000      7,000,000
---------------------------------------------------------------------------------------------------------------------
Harris County,

   3.40%-3.45%, 6/11/2001-7/16/2001                                                         9,142,000      9,142,000
---------------------------------------------------------------------------------------------------------------------
Houston,

   Hotel Tax, 3.45%-4.30%, 5/16/2001                                                        5,500,000      5,500,000
---------------------------------------------------------------------------------------------------------------------
Lower Colorado

   River Authority, 3.25%, 8/16/2001                                                        9,000,000      9,000,000
---------------------------------------------------------------------------------------------------------------------
Municipal Power Agency, 4.00%, 5/9/2001                                                     7,000,000      7,000,000
---------------------------------------------------------------------------------------------------------------------
San Antonio,

   Electric & Gas, 3.35%, 7/18/2001                                                        10,000,000     10,000,000


    The accompanying notes are an integral part of the financial statements.


                                       8

                                                                                          Principal
                                                                                           Amount ($)    Value ($)
---------------------------------------------------------------------------------------------------------------------
Tax and Revenue Anticipation Notes, 5.25%, 8/31/2001                                       20,000,000     20,059,129
---------------------------------------------------------------------------------------------------------------------
Texas A&M University, 3.15%, 8/15/2001                                                     11,000,000     11,000,000
---------------------------------------------------------------------------------------------------------------------
University of Texas, 3.35%, 7/12/2001                                                       6,309,000      6,309,000
---------------------------------------------------------------------------------------------------------------------
Utah

Intermountain Power Agency, 3.15%-3.90%, 5/23/2001-9/12/2001                               44,300,000     44,300,000
---------------------------------------------------------------------------------------------------------------------
Virginia

Chesterfield County,

   Industrial Development Authority, 3.20%, 10/12/2001                                      7,000,000      7,000,000
---------------------------------------------------------------------------------------------------------------------
Louisa County,

   Industrial Development Authority, 3.25%-3.40%, 6/19/2001-7/26/2001                      15,600,000     15,600,000
---------------------------------------------------------------------------------------------------------------------
Norfolk,

   Sentara Health, 3.15%, 8/13/2001                                                         4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Wyoming

Sweetwater,

   Pollution Control Revenue, 3.20%, 8/10/2001-10/12/2001                                   9,000,000      9,000,000
---------------------------------------------------------------------------------------------------------------------
Total Other Securities -- (Cost $392,770,129)                                                            392,770,129
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100%  (Cost $938,500,129) (a)                                           $  938,500,129
---------------------------------------------------------------------------------------------------------------------

    Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described below.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rate as of April 30, 2001.

(a) Cost for federal income tax purposes was $938,500,129.


    The accompanying notes are an integral part of the financial statements.

   Financial Statements

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
--------------------------------------------------------------------------------

                                                                                                       Tax-Exempt
as of April 30, 2001                                                                                   Portfolio
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (for cost, see accompanying portfolios of investments):
---------------------------------------------------------------------------------------------------------------------
Short-term notes                                                                                      $  938,500,129
---------------------------------------------------------------------------------------------------------------------
Cash                                                                                                       4,442,249
---------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                           14,282,714
---------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                                        3,763,843
---------------------------------------------------------------------------------------------------------------------
Due from Advisor                                                                                             717,492
---------------------------------------------------------------------------------------------------------------------
Other assets                                                                                                     703
---------------------------------------------------------------------------------------------------------------------
Total assets                                                                                             961,707,130
---------------------------------------------------------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                                                             882,733
---------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                                          2,180,924
---------------------------------------------------------------------------------------------------------------------
Accrued management fee                                                                                       127,132
---------------------------------------------------------------------------------------------------------------------
Accrued reorganization costs                                                                                  74,410
---------------------------------------------------------------------------------------------------------------------
Accrued Trustees' fees and expenses                                                                           16,896
---------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                                          603,361
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                          3,885,456
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                                  $  957,821,674
---------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.




                                       10

---------------------------------------------------------------------------------------------------------------------
Statements of Assets and Liabilities -- continued
---------------------------------------------------------------------------------------------------------------------

                                                                                                        Tax-Exempt
as of April 30, 2001                                                                                     Portfolio
---------------------------------------------------------------------------------------------------------------------
Institutional Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $  181,712,160
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized               181,712,160
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------
Managed Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $  174,749,280
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized               174,749,280
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $   86,705,362
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized                86,705,362
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------
Service Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $  514,654,872
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized               514,654,872
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.


                                       11


---------------------------------------------------------------------------------------------------------------------
Statement of Operations
---------------------------------------------------------------------------------------------------------------------

                                                                                                        Tax-Exempt
Year ended April 30, 2001                                                                                Portfolio
---------------------------------------------------------------------------------------------------------------------

Investment Income
---------------------------------------------------------------------------------------------------------------------
Interest                                                                                              $   39,027,335
---------------------------------------------------------------------------------------------------------------------
Expenses:
---------------------------------------------------------------------------------------------------------------------
Management fee                                                                                             1,504,605
---------------------------------------------------------------------------------------------------------------------
Services to shareholders                                                                                   1,827,417
---------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                                79,434
---------------------------------------------------------------------------------------------------------------------
Distribution services fees                                                                                 2,743,546
---------------------------------------------------------------------------------------------------------------------
Administrative services fees                                                                                 417,362
---------------------------------------------------------------------------------------------------------------------
Auditing                                                                                                      32,572
---------------------------------------------------------------------------------------------------------------------
Legal                                                                                                          5,264
---------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                                   24,153
---------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                                      172,936
---------------------------------------------------------------------------------------------------------------------
Registration fees                                                                                            123,122
---------------------------------------------------------------------------------------------------------------------
Reorganization                                                                                               116,767
---------------------------------------------------------------------------------------------------------------------
Other                                                                                                         79,899
---------------------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                                                                  7,127,077
---------------------------------------------------------------------------------------------------------------------
Expense reductions                                                                                         (108,873)
---------------------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                                                   7,018,204
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                     32,009,131
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                  $   32,009,131
---------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                           Tax-Exempt Portfolio
                                                                                      -------------------------------
                                                                                           Years Ended April 30,

                                                                                            2001           2000
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                          $   32,009,131  $   14,039,776
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      32,009,131      14,039,776
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income                                (32,009,131)    (14,039,776)
---------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:

Institutional Shares (a):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                465,122,993     247,638,674
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                                699,823          64,716
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (453,337,641)    (78,476,405)
---------------------------------------------------------------------------------------------------------------------
                                                                                          12,485,175     169,226,985
---------------------------------------------------------------------------------------------------------------------
Managed Shares (a):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                259,273,270     215,706,614
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                                 33,088           5,108
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (215,882,141)    (84,386,659)
---------------------------------------------------------------------------------------------------------------------
                                                                                          43,424,217     131,325,063
---------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares (b):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                223,623,357         655,552
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                              2,048,796           1,266
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (139,368,552)       (255,057)
---------------------------------------------------------------------------------------------------------------------
                                                                                          86,303,601         401,761
---------------------------------------------------------------------------------------------------------------------
Service Shares:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                              2,671,055,047   3,032,944,597
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                             15,038,743      11,295,030
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                               (2,635,973,998) (2,960,333,539)
---------------------------------------------------------------------------------------------------------------------
                                                                                          50,119,792      83,906,088
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                       192,332,785     384,859,897
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                        192,332,785     384,859,897
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                        765,488,889     380,628,992
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                           $  957,821,674  $  765,488,889
---------------------------------------------------------------------------------------------------------------------

(a) Institutional Shares and Managed Shares for the Tax-Exempt Portfolio were initially offered on November 17, 1999.

(b) Premier Money Market Shares commenced operations on March 1, 2000 and March 7, 2000 for the Government Securities Portfolio and Tax-Exempt Portfolio, respectively.


    The accompanying notes are an integral part of the financial statements.

Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

--------------------------------------------------------------------------------
Tax-Exempt Portfolio -- Institutional Shares
--------------------------------------------------------------------------------

Years ended April 30,                                                                         2001        2000(a)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                     $    1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                                                       .04           .02
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                              (.04)         (.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $    1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                              4.00          1.33**
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                    181,712       169,227
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                          .21(b)        .23*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                            3.89         3.59*
---------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Portfolio -- Managed Shares
---------------------------------------------------------------------------------------------------------------------

Years ended April 30,                                                                         2001          2000(a)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                     $    1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                                                       .04           .02
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                              (.04)         (.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $    1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                              3.73          1.24**
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                    174,749       131,325
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                          .49           .48*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                            3.59          3.34*
---------------------------------------------------------------------------------------------------------------------

(a) For the period November 17, 1999 (commencement of operations) to April 30, 2000.

(b) The ratio of operating expenses excluding costs incurred in connection with the reorganization was .21% (see Notes to Financial Statements).

*  Annualized

** Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Cash Account Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust currently offering three portfolios: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Money Market Portfolio offers four classes of shares: Institutional, Premier Money Market, Premium Reserve Money Market and Service. Government Securities Portfolio offers two classes of shares: Institutional and Managed. Tax-Exempt Portfolio offers four classes of shares: Institutional, Managed, Premier Money Market and Service.

Investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that portfolio except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class-specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. The Portfolio values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Portfolio must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization to maturity of any discount/premium. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that Portfolio. Other Fund expenses are allocated between the Portfolios in proportion to their relative net assets.

2. Transactions with Affiliates

Management Agreement. The Fund has a management agreement with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., and pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500 million of average daily net assets of the Fund declining to 0.15% of average daily net assets of the Fund in excess of $3 billion. During the year ended April 30, 2001, the Portfolios incurred management fees as follows:

                                                     Management       Effective
Portfolio                                              fees              rate
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                 $    1,504,605    .16%
--------------------------------------------------------------------------------

Distribution Agreement. The Fund has a distribution agreement with Scudder Distributors, Inc. ("SDI"), formerly Kemper Distributors, Inc. For its services as primary distributor, the Fund pays SDI an annual fee of 0.50% of average daily net assets for the Service shares of the Tax-Exempt Portfolio, and 0.25% of average net assets for the Premier Money Market shares of the Tax-Exempt Portfolio, pursuant to separate Rule 12b-1 plans for this Fund. For the year ended April 30, 2001, the Portfolios incurred distribution services fees as follows:


                                                Distribution   Amount unpaid
Portfolio                                       services fees  at April 30, 2001
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                        $    2,743,546      $      234,096
--------------------------------------------------------------------------------

The Fund has an administrative and shareholder services agreement with SDI for providing information and administrative services to shareholders. Managed shares of the Portfolio pay SDI a fee at an annual rate of up to 0.25% of average daily net assets. For the year ended April 30, 2001, the Managed shares of the Tax-Exempt Portfolio incurred administrative services fees as follows:


Portfolio                                       Administrative  Amount unpaid
                                                services fees  at April 30, 2001
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                        $      417,362      $       31,790
--------------------------------------------------------------------------------

Shareholder Services Agreement. Pursuant to a services agreement with the Fund's transfer agent, Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, is the shareholder service agent of the Fund. Under the agreement, for the year ended April 30, 2001, SISC received shareholder services fees as follows:

                                                Shareholder   Amount unpaid
Portfolio                                      service fees   at April 30, 2001
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                        $    1,341,251      $      176,289
--------------------------------------------------------------------------------

Officers and Trustees. Certain officers or trustees of the Fund are also officers or directors of Scudder. During the year ended April 30, 2001, the Portfolios made no payments to their officers and incurred Trustees' fees to independent Trustees as follows:

Portfolio                                                        Trustees' fees
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                            $        8,815
--------------------------------------------------------------------------------

In addition, a one-time fee was accrued for payment to those Trustees not affiliated with the Advisor who are not standing for re-election under the reorganization discussed in Note 5. Inasmuch as the Advisor will also benefit from administrative efficiencies of a Consolidated Board, the Advisor has agreed to bear such costs as follows:

                                                     Trustee      Trustee fee
Portfolio                                            Severance   absorbed by ZSI
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                              $    15,338    $     7,669
--------------------------------------------------------------------------------

3. Expense Off-Set Arrangements

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Portfolio's expenses. During the period, the Tax-Exempt Portfolio custody and transfer agent fees were reduced as follows:


Portfolio                                            Custodian   Transfer Agent
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                              $    15,826    $     7,533
--------------------------------------------------------------------------------

4. Line of Credit

The Fund and several affiliated Funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Reorganization

ZSI has initiated a program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposes to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an administrative fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative are being borne jointly by ZSI and certain of the affected funds. Those costs, including printing, shareholder meeting expenses and professional fees, are presented as reorganization expenses in the Statement of Operations of the Fund. ZSI has agreed to bear a portion of such costs:


                                                                  Reorganization
                                                                        fee
                                                   Reorganization  reimbursed by
Fund                                                 fee              Advisor
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                               $    116,767   $     77,845
--------------------------------------------------------------------------------

Report of Independent Auditors

The Board of Trustees and Shareholders
Cash Account Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Cash Account Trust (comprising, respectively, the Money Market, Government Securities and Tax-Exempt Portfolios), as of April 30, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods indicated herein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2001, by correspondence with the custodian or other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising the Cash Account Trust at April 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods indicated herein, in conformity with accounting principles generally accepted in the United States.

                                                          /s/  Ernst & Young LLP

Chicago, Illinois
June 1, 2001

Tax Information (Unaudited)

For the Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2001, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you specific questions about your account, please call 1-800-621-1048.